Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000168913
Shareholder Report [Line Items]
Fund Name	Global Consumer Fund
Trading Symbol	PGLOX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Global Consumer Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Consumer Fund	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 39,527,000
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	11.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$39,527
Number of Portfolio Holdings	63

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	11.7%

Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

U.S. Internet Retail	20.3%
Specialty Retail	11.4
Consumer Staples Distribution & Retail	9.2
Restaurants & Foodservice	8.4
Luxury Goods	6.6
Household Products	5.4
Non-Alcoholic Beverages	4.9
Food Products	4.5
Personal Care Products	3.9
Other	25.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Amazon.com	20.3%
Costco Wholesale	5.5
Procter & Gamble	5.4
Home Depot	4.7
Coca-Cola	3.7
LVMH Moet Hennessy Louis Vuitton	3.5
Nestle	3.2
Chipotle Mexican Grill	2.6
Hermes International	2.5
McDonald's	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless